ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about business combination [abstract]
Preliminary purchase price allocations, at fair values, with respect to the acquisitions are as follows:

(MILLIONS)	Axis Wind
Restricted cash	2
Trade receivables and other current assets	6
Property, plant and equipment	128
Other non-current assets	7
Current portion of non-recourse borrowings	(5)
Financial instruments	(2)
Non-recourse borrowings	(83)
Deferred income tax liabilities	(8)
Other long-term liabilities	(4)
Fair value of net assets acquired	41
Purchase price	41